UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 96.7%
Corporate — 4.1%
County of Hillsborough Florida IDA, Refunding RB, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	$1,000	$1,145,160
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,375,540

		3,520,700

County/City/Special District/School District — 32.0%
City of Jacksonville Florida, Refunding RB, Better Jacksonville Sales Tax, 5.00%, 10/01/20	4,000	4,756,040
County of Broward Florida School Board, COP, Refunding, Series A, 5.00%, 7/01/20	2,000	2,337,420
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,838,375
County of Hillsborough Florida, RB, (AMBAC), 5.00%, 11/01/20	5,545	6,209,235
County of Miami-Dade Florida School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,521,240
County of Northern Palm Beach Florida Improvement District, Refunding, Special Assessment Bonds, Water Control & Improvement District No. 43, Series B (ACA), 4.50%, 8/01/22	1,000	1,013,880
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	485	571,854
Indian River County School Board, COP, Refunding Series A, 5.00%, 7/01/20 (a)	1,000	1,170,770
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series A, 6.10%, 5/01/23	3,015	2,338,283

Municipal Bonds	Par (000)	Value
Florida (continued)
County/City/Special District/School District (concluded)
Stevens Plantation Florida Imports Project Dependant Special District, RB, 6.38%, 12/31/49 (b)(c)	$2,425	$1,809,802

		27,566,899

Education — 2.9%
County of Orange Florida Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	725	815,726
Florida State Board of Governors, Refunding RB, University of Central Florida, Series A, 5.00%, 7/01/18	500	566,025
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 4/01/20	1,000	1,134,990

		2,516,741

Health — 15.9%
County of Highlands Florida Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,520,876
County of Hillsborough Florida IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	1,500	1,613,175
County of Marion Florida Hospital District, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/17 (d)	1,500	1,688,655
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
3.00%, 6/01/15	200	202,242
3.00%, 6/01/16	140	142,789
3.00%, 6/01/17	190	196,443
3.25%, 6/01/18	195	203,949
3.50%, 6/01/19	200	211,094
County of Palm Beach Florida Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	4,735	5,257,933

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2014 1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
Health (concluded)
County of Palm Beach Florida Health Facilities Authority, Refunding RB (concluded):
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	$1,285	$1,501,792
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/20	150	173,928

		13,712,876

Housing — 1.0%
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	220	224,385
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 4.70%, 7/01/22	445	456,708
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.63%, 10/01/39	125	126,177

		807,270

State — 13.8%
Florida Municipal Loan Council, RB, Series D (AGM):
5.00%, 10/01/19	1,050	1,216,772
4.00%, 10/01/20	1,105	1,223,810
4.00%, 10/01/21	500	551,370
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 0.00%, 4/01/20 (e)	4,000	3,443,040
Series B-2 (AGM), 4.00%, 10/01/20	655	722,065
State of Florida Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	1,000	1,193,780

Municipal Bonds	Par (000)	Value
Florida (continued)
State (concluded)
State of Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/20	$3,000	$3,562,980

		11,913,817

Transportation — 17.0%
County of Broward Florida Fuel System, RB, Lauderdale Fuel Faciilities, Series A (AGM), AMT, 5.00%, 4/01/20	160	181,162
County of Broward Florida Port Facilities, Refunding RB, Series B, AMT, 5.00%, 9/01/20	2,500	2,905,400
County of Lee Florida Transportation Facilities, Refunding RB, Series B (AMBAC):
5.00%, 10/01/20	2,250	2,258,302
5.00%, 10/01/22	3,000	3,010,500
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,607,829
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	1,500	1,771,650
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 7/01/20	550	649,935
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,340,779
Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	930,273

		14,655,830

Utilities — 10.0%
City of North Miami Florida Beach Water Revenue, RB, 5.00%, 8/01/20	1,200	1,398,372
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/19	4,000	4,753,200
Florida Governmental Utility Authority, RB, Golden Gate Utility System (AGM), 5.00%, 7/01/19	510	589,902
Florida Governmental Utility Authority, Refunding RB:
4.00%, 10/01/20 (a)	500	560,050

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2014 2

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Utilities (concluded)
Florida Governmental Utility Authority, Refunding RB (concluded):
Lehigh Utility (AGM), 5.00%, 10/01/20	$635	$746,696
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, Series B, 5.00%, 4/01/20	530	601,545

		8,649,765

Total Municipal Bonds in Florida		83,343,898
Guam — 0.6%
Utilities — 0.6%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	100	115,100
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	310	366,817
Total Municipal Bonds in Guam		481,917
US Virgin Islands — 3.1%
State — 3.1%
Virgin Islands Public Finance Authority, RB, Series A:
5.00%, 10/01/18	590	658,233
5.00%, 10/01/19	1,810	2,042,223
Total Municipal Bonds in US Virgin Islands		2,700,456
Total Municipal Bonds — 100.4%		86,526,271

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Florida — 0.3%
Housing — 0.3%
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	$250	$256,997

Total Long-Term Investments (Cost — $82,654,865) — 100.7%		86,783,268

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	1,330,475	1,330,475

Total Short-Term Securities (Cost — $1,330,475) — 1.5%		1,330,475

Total Investments (Cost — $83,985,340*) — 102.2%		88,113,743
Liabilities in Excess of Other Assets — (1.3)%		(1,106,015)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.2%)		(164,668)
AMPS, at Liquidation Value — (0.7%)		(625,000)

Net Assets Applicable to Common Shares — 100.0%		$86,218,060

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$83,817,175

Gross unrealized appreciation	$5,436,801
Gross unrealized depreciation	(1,304,873)

Net unrealized appreciation	$4,131,928

Notes to Schedule of Investments
(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global Markets, Inc.	$1,170,770	$1,240
Wells Fargo Securities, LLC	560,050	1,580

(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2014 3

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)

(f)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(g)	Represents the current yield as of report date.
(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income

FFI Institutional Tax-Exempt Fund	123,907	1,206,568	1,330,475	$59

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2014 4

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$86,783,268	—	$86,783,268
Short-Term Securities	$1,330,475	—	—	1,330,475

Total	$1,330,475	$86,783,268	—	$88,113,743

[1]	See above Schedule of Investments for values in each sector.
The Trust may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, TOB trust certificates of $164,640 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2014 5

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 23, 2014